Commitment and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies $ in Thousands	Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
2024	$ 3,735
2025	7,464
2026	29,524
2027	26,145
2028	7,364
Total	$ 74,232